Concentration of Risk (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration of Risk [Line Items]
Cash deposits (in Yuan Renminbi)	¥ 500,000
Description of credit risk	cash balance of RMB 196,042,168 (USD 27,272,017) was deposited with financial institutions located in Mainland China, of which RMB 180,738,834 (USD 25,143,124) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2024, cash balance of HKD 138,442,698, approximately RMB 149,499,696 (USD 20,797,354) was maintained at financial institutions in Hong Kong, of which HKD 133,693,250 approximately RMB 144,370,923 (USD 20,083,874) was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to SGD 75,000 (approximately USD 57,000) per account. As of December 31, 2024, cash balance of SGD 3,623,767,217 approximately RMB 680,980,046 (USD 94,733,188) was maintained at DI Scheme banks in Singapore, of which SGD 3,606,776,833 approximately RMB 677,787,205 (USD 94,289,022) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of December 31, 2024, cash balance of USD 6,119,735 (RMB 43,991,101) was deposited with a financial institution located in US, none of cash was subject to credit risk. The Company’s short-term investments are mainly securities traded in US and Hong Kong markets held in a brokerage account in Hong Kong, Mainland China and Singapore. As of December 31, 2024, short-term investments subject to credit risk included RMB 7,188,400 (USD 1,000,000) deposited with a Hong Kong-based securities company, RMB 143,768 (USD 20,000) with a Mainland China-based securities company, and RMB 2,682,116 (USD 373,117) with a Singapore-based securities company.
Customer Concentration Risk [Member] | One Customers [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	12.00%	9.20%	15.90%
Customer Concentration Risk [Member] | One Customers [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.70%	27.30%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage		14.50%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage		10.90%
Supplier Concentration Risk [Member] | Total Purchases [Member] | One Vendor [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	13.70%	11.20%	10.90%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Two Vendor [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	13.70%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Vendor [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	27.70%	26.50%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Vendor [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	20.70%	25.10%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Three Vendor [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	14.40%	13.30%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Four vendor [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	12.70%	11.70%